Investments (Details Narrative)		1 Months Ended	12 Months Ended
	Aug. 09, 2023 USD ($)	Jun. 23, 2022 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 $ / shares
Statement [Line Items]
Purchase of notes			$ 6,689,636		$ 744,500	$ 401,612
Proceeds from sales of investments			(6,189,077)		443,138
Proceeds from sale of investment			$ 0		443,138	158,036
A Two Zcryptocap Inc Point [Member]
Statement [Line Items]
Shares price per shares | (per share)		$ 0.04	$ 0.10				$ 0.10
Number Of Shares Acquired | shares		80,000
Guaranteed Investment Certificate [Member] | Top Of Range [member]
Statement [Line Items]
Miturity date			Sep. 12, 2025	Sep. 12, 2025
Variablen Interest Rate			4.95%	4.95%
Guaranteed Investment Certificate [Member] | Bottom Of Range [member]
Statement [Line Items]
Miturity date			Feb. 14, 2025	Feb. 14, 2025
Variablen Interest Rate			4.20%	4.20%
Lions Bay Fund [Member
Statement [Line Items]
Investment In Fund						395,450
Recognized gain					24,840
Proceeds from sale of investment						$ 443,138
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Statement [Line Items]
Miturity date	Aug. 09, 2024
Purchase of notes	$ 744,500		$ 4,030,000
Proceeds from sales of investments			(738,000)		$ 0
Outstanding balance			30,000
Bank of Montreal [Member] | Guaranteed Investment Certificate [Member]
Statement [Line Items]
Purchase of notes			500,000
Proceeds from sales of investments			$ (500,000)
Variablen Interest Rate			4.50%	4.50%
Meridian [Member] | Guaranteed Investment Certificate [Member]
Statement [Line Items]
Purchase of notes			$ 4,520,000
Proceeds from sales of investments			(2,016,317)
Outstanding balance			$ 1,700,000
Meridian [Member] | Guaranteed Investment Certificate [Member] | Top Of Range [member]
Statement [Line Items]
Miturity date			Mar. 25, 2025	Mar. 25, 2025
Variablen Interest Rate			3.78%	3.78%
Meridian [Member] | Guaranteed Investment Certificate [Member] | Bottom Of Range [member]
Statement [Line Items]
Miturity date			Dec. 21, 2024	Dec. 21, 2024
Variablen Interest Rate			3.52%	3.52%
Solarvest BioEnergy Inc.
Statement [Line Items]
Convertible debenture of principal amount				$ 2,400,000
Miturity date			May 31, 2024	May 31, 2024
Common stock shares, hold | shares			3,000,000	3,000,000
Converted solarvest share price | $ / shares			$ 1.00